Revenues from Contracts with Customers - Summary of Costs of Goods and Real Estate Sold and Service Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 2,352,385	¥ 2,218,282	¥ 2,033,894
Costs of goods sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	254,407	302,948	272,657
Costs of real estate sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	78,602	78,171	75,064
Asset management and servicing
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	52,918	56,810	42,145
Automobile related services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	52,260	47,952	45,734
Facilities operation
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	57,143	46,515	41,461
Environment and energy services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	166,821	122,426	105,246
Real estate management and brokerage
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	87,459	89,457	89,685
Real estate contract work
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	105,492	81,704	69,815
Other
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	49,034	50,246	45,147
Expenses of costs of goods and real estate sold and services expenses
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 904,136	¥ 876,229	¥ 786,954